Derivative Liabilities and Convertible Promissory Notes (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Liabilities and Convertible Promissory Notes [Abstract]
Schedule of Fair Value of the Additional Warrants

The following table lists the significant unobservable inputs used for calculation of fair value of the Additional Warrants:

	December 31, 2025	December 31, 2024
Expected volatility	152.67%	133.54%
Exercise price	$3,125	$43,749
Share price	$11.51	$611.66
Risk-free interest rate	3.47%	4.27%
Dividend yield	-	-
Expected life	1.91	2.91
Weighted average cost of capital (WACC)	20.4%	21.9%

The following table lists the significant unobservable inputs used for calculation of fair value of Series A Warrants:

	December 31, 2025	December 31, 2024
Expected volatility	152.67%	114.9%
Exercise price	$14.42	$642.79
Share price	$11.51	$611.66
Risk-free interest rate	3.6%	4.4%
Dividend yield	-	-
Expected life	3.58	4.58

The following table lists the significant unobservable inputs used for calculation of fair value of January Note and January Warrant as of January 16, 2025:

	January Note	January Warrant
Expected volatility	152.28%	110.69%
Exercise price	$667.80	$667.80
Share price	$583.10	$583.10
Risk-free interest rate	4.21%	4.41%
Dividend yield	-	-
Expected life	1.5	5.5

The following table lists the significant unobservable inputs used for calculation of fair value of June Notes:

	December 31, 2025	June 28, 2025
Expected volatility	150.73%	156.93%
Exercise price	$14.42	$14.39
Share price	$11.51	$115.64
Risk-free interest rate	3.48%	3.83%
Dividend yield	-	-
Expected life	0.98	1.5

Schedule of Fair Value of the Derivative Series A Warrants and the Additional Warrants liability

The following table presents changes in the fair value of the derivative Series A Warrants and the Additional Warrants liability during the period:

	Series A Warrants	Additional Warrants	Total
Balance as of December 31, 2023	-	1,375	1,375
Issuance on January 29, 2024	4,301	-	4,301
Exercise of warrants	(63)	-	(63)
Change in fair value	968	(361)	607
Balance as of December 31, 2024	5,206	1,014	6,220
Exercise of warrants	(394)	-	(394)
Change in fair value	(4,288)	(280)	(4,567)
Balance as of December 31, 2025	525	734	1,259

Schedule of Fair Value of the January Note and the January Warrants

The following table presents changes in the fair value of the January Note and the January Warrants during the period:

	January Note	January Warrant
Balance as of December 31, 2024	-	-
Issuance of promissory notes and derivative liability	4,246	1,520
Conversions into ordinary shares	(3,159)	-
Change in fair value(*)	(816)	(1,288)
Reclassification to equity	-	(232)
Repayment	(271)	-
Balance as of December 31, 2025	-	-

The activity in the June Notes is summarized below:

	Principle amount	Fair Value
Balance as of January 1, 2025	-	-
Issuance of June Notes (June 26, 2025)	5,000	4,500
Issuance of June Note (December 9, 2025)	500	450
Conversions	(4,358)	(4,358)
Accrued interest	85	85
Remeasurement gain (loss) recognized in financial expense, net	-	1
Balance as of December 31, 2025	1,227	678